Contingent Liabilities and Commitments (Details) € in Thousands, ₪ in Thousands, $ in Thousands					1 Months Ended						12 Months Ended
	Oct. 07, 2019 USD ($)	Oct. 07, 2019 EUR (€)	Oct. 10, 2018 USD ($)	Oct. 10, 2018 EUR (€)	Jan. 26, 2021 USD ($)	Apr. 22, 2019 USD ($)	Apr. 22, 2019 EUR (€)	Jun. 19, 2017 USD ($)	Oct. 31, 2013	Jul. 31, 2003	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2021 USD ($)	Jun. 19, 2017 EUR (€)
Contingent Liabilities and Commitments (Details) [Line Items]
License agreement, description										In exchange for the license grant, the Company or its future sublicensees will be obligated to pay royalties equaling 3% of the total amount invoiced by the Company or by a sublicensee in connection with the sale of products based on Yeda’s patents, or 2% of such amounts if they originated from a country which did not grant a patent in connection with such products.
Payment of royalties, description										The Company has the option to enter into a sublicense agreement provided that Yeda gives its consent in writing and, in such case, the royalties to be paid by the Company to Yeda from the sublicense or from the option to sublicense will be (a) before the completion of Phase 1 clinical trials - 45% (b) after Phase 1 but before Phase 2 trials - 35% of amounts up to the first $ 20,000 receivable from a sublicense or a sublicense option, or 25% of amounts exceeding such first $ 20,000 receivable from the sublicense or from a sublicense option; (c) after the completion of Phase 2 clinical trials the royalties will be 20% of amounts up to the first $ 20,000 receivable from a sublicense or a sublicense option or 15% of amounts exceeding such first $ 20,000 receivable from a sublicense or a sublicense option.	The Company performed a valuation of the financial liability for December 31, 2019 through an independent appraiser. According to the valuation, which was based on WACC (Weighted Average Cost of capital) of 17.3% and CAPM (Capital Asset Pricing Model), the value of the financial liability was estimated at NIS 123,780 ($ 38,500).	The Company performed a valuation of the financial liability for December 31, 2019 through an independent appraiser. According to the valuation, which was based on WACC (Weighted Average Cost of capital) of 17.3% and CAPM (Capital Asset Pricing Model), the value of the financial liability was estimated at NIS 123,780 ($ 38,500).
Description of expiration of agreement										(i) the expiration of the last patent licensed under the license agreement; or (ii) if only one product is developed or is commercialized by utilizing the licensed intellectual property, 15 years after the first commercial sale of such product in either the U.S or Europe, following receipt of New Drug Approval from the FDA or equivalent approval in any European country for such product; or (iii) if more than one product is being developed or is commercialized by utilizing the licensed intellectual property, following the receipt of New Drug Approval from the FDA or equivalent approval in any European country for such product, the expiry of a 20 year period during which no sales are made in the U.S. or Europe.
Percentage of royalties										25.00%
Description of grants received										The Company obtained grants from the Government of Israel for the participation in research and development and, in return, undertook to pay royalties amounting to 3%-5% on the revenues derived from sales of products or services developed in whole or in part using these grants. The maximum aggregate royalties paid generally cannot exceed 100% of the grants received by the Company, plus annual interest generally equal to the 12-month LIBOR applicable to dollar deposits, as published on the first business day of each calendar year. The maximum royalty amount payable by the Company as of December 31, 2021 is approximately $ 5,700 (NIS 17,727), which represents the total gross amount of grants actually received by the Company from the IIA including accrued interest. As of December 31, 2021, the Company had not paid any royalties to the IIA.
Loan agreement amount											₪ 84,477								$ (27,163)
Cost of developing percentage								50.00%
EIB financing, description								In addition, as repayment features, EIB was entitled to receive the higher between 3% of any M-001 sales revenues for a period of ten years, or realizing a cash-on-cash multiple of 2.8 times
Internal rate											20.00%								20.00%
Percentage of sales revenue											3.00%								3.00%
Financial expense															₪ 14,083	$ (4,380)
Re-evaluated the loan													₪ 60,421	$ (18,793)
Revaluation income											₪ 62,800	$ (19,533)
Amount of liability													₪ 12,685	$ (3,954)
Fair value											₪ 63,252	$ (20,338)
Second Tranche [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Total finance contract existent | $																	$ 7,000
Third Tranche [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Total finance contract existent | $																	$ 9,200
Euro [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Expenses respect of project, description									The Company’s expenses in respect of this project in 2013-2018 totaled € 1,028 ($ 1,231) which supported by the less than 75% or € 771 ($ 923).
Outstanding amount grants receivables				€ 55
Loan agreement amount																				€ 20,000
Total finance contract existent		€ 4,000
Euro [Member] | First Tranche [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Total finance contract existent																		€ 20,000
Euro [Member] | Second Tranche [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Total finance contract existent																		6,000
Euro [Member] | Third Tranche [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Total finance contract existent																		€ 8,000
USD [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Outstanding amount grants receivables | $			$ (62)
Loan agreement amount | $								$ 23,200
EIB financing, description						According to the Amendment, as repayment features, EIB is entitled to receive the higher between 3% of any M-001 sales revenues for a period of twelve years or realizing a cash-on-cash multiple of 2.8 times	According to the Amendment, as repayment features, EIB is entitled to receive the higher between 3% of any M-001 sales revenues for a period of twelve years or realizing a cash-on-cash multiple of 2.8 times
Total finance contract existent | $	$ 4,400
EIB Financing [Member] | Euro [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Finance contract existent (in Euro)							€ 4,000
Total finance contract existent							€ 24,000
EIB Financing [Member] | USD [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Total finance contract existent | $						$ 27,600
Major ordinary share transactions [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Equity financing value | $					$ 2,000